Document and Entity Information	Aug. 12, 2022
Prospectus:
Document Type	497
Document Period End Date	Aug. 12, 2022
Entity Registrant Name	PACE SELECT ADVISORS TRUST
Entity Central Index Key	0000930007
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 12, 2022
Document Effective Date	Aug. 12, 2022
Prospectus Date	Nov. 26, 2021
Class P Prospectus | PACE Intermediate Fixed Income Investments | Class P
Prospectus:
Trading Symbol	PCIFX
Class P Prospectus | PACE Intermediate Fixed Income Investments | Class A
Prospectus:
Trading Symbol	PIFAX
Class P Prospectus | PACE Intermediate Fixed Income Investments | Class Y
Prospectus:
Trading Symbol	PIFYX
Class P Prospectus | PACE Strategic Fixed Income Investments | Class P
Prospectus:
Trading Symbol	PCSIX
Class P Prospectus | PACE Strategic Fixed Income Investments | Class A
Prospectus:
Trading Symbol	PBNAX
Class P Prospectus | PACE Strategic Fixed Income Investments | Class Y
Prospectus:
Trading Symbol	PSFYX
Class P Prospectus | PACE International Emerging Markets Equity Investments | Class P
Prospectus:
Trading Symbol	PCEMX
Class P Prospectus | PACE International Emerging Markets Equity Investments | CLASS A
Prospectus:
Trading Symbol	PWEAX
Class P Prospectus | PACE International Emerging Markets Equity Investments | CLASS Y
Prospectus:
Trading Symbol	PWEYX
Class P Prospectus | PACE Global Real Estate Securities Investments | Class P
Prospectus:
Trading Symbol	PREQX
Class P Prospectus | PACE Alternative Strategies Investments | Class P
Prospectus:
Trading Symbol	PASPX
Class P Prospectus | PACE Large Co Value Equity Investments | Class P
Prospectus:
Trading Symbol	PCLVX
Class P Prospectus | PACE Large Co Growth Equity Investments | Class P
Prospectus:
Trading Symbol	PCLCX
Class P Prospectus | PACE International Equity Investments | Class P
Prospectus:
Trading Symbol	PCIEX
Class P2 Prospectus | PACE Intermediate Fixed Income Investments | Class P2
Prospectus:
Trading Symbol	PIFTX
Class P2 Prospectus | PACE Strategic Fixed Income Investments | Class P2
Prospectus:
Trading Symbol	PSFTX
Class P2 Prospectus | PACE International Emerging Markets Equity Investments | Class P2
Prospectus:
Trading Symbol	PWETX
Class P2 Prospectus | PACE Global Real Estate Securities Investments | Class P2
Prospectus:
Trading Symbol	PRPTX
Class P2 Prospectus | PACE Alternative Strategies Investments | Class P2
Prospectus:
Trading Symbol	PAPTX
Class P2 Prospectus | PACE Large Co Value Equity Investments | Class P2
Prospectus:
Trading Symbol	PLVTX
Class P2 Prospectus | PACE Large Co Growth Equity Investments | Class P2
Prospectus:
Trading Symbol	PLATX
Class P2 Prospectus | PACE International Equity Investments | Class P2
Prospectus:
Trading Symbol	PWITX
Multi-Class Prospectus | PACE Global Real Estate Securities Investments | Class A
Prospectus:
Trading Symbol	PREAX
Multi-Class Prospectus | PACE Global Real Estate Securities Investments | Class Y
Prospectus:
Trading Symbol	PREYX
Multi-Class Prospectus | PACE Alternative Strategies Investments | Class A
Prospectus:
Trading Symbol	PASIX
Multi-Class Prospectus | PACE Alternative Strategies Investments | Class Y
Prospectus:
Trading Symbol	PASYX
Multi-Class Prospectus | PACE Large Co Value Equity Investments | CLASS A
Prospectus:
Trading Symbol	PCPAX
Multi-Class Prospectus | PACE Large Co Value Equity Investments | CLASS Y
Prospectus:
Trading Symbol	PLVYX
Multi-Class Prospectus | PACE Large Co Growth Equity Investments | CLASS A
Prospectus:
Trading Symbol	PLAAX
Multi-Class Prospectus | PACE Large Co Growth Equity Investments | CLASS Y
Prospectus:
Trading Symbol	PLAYX
Multi-Class Prospectus | PACE International Equity Investments | CLASS A
Prospectus:
Trading Symbol	PWGAX
Multi-Class Prospectus | PACE International Equity Investments | CLASS Y
Prospectus:
Trading Symbol	PWIYX